Share Based Compensation	6 Months Ended
Jun. 30, 2023
Share based compensations [Abstract]
Share based compensation

Note 6 - Share Based Compensation

On May 15, 2023, the compensation committee of the board of directors of the Company, approved and recommended that the Company’s shareholders to approve, the repricing of the exercise price of the existing options to purchase Ordinary Shares of the Company of certain of the Company’s officers, directors and service providers, who currently provide services to the Company, from $4.20 to $1.00 per share (the “Repricing”). Other than the exercise price, all other terms of the existing options granted to such officers and directors did not change. On June 28, 2023, the Company’s shareholders approved the Repricing and the Repricing was completed in July 2023. The Repricing was recognized as a modification with additional expense of $59,379 that will be recognized over the remainder of the vesting period and $58,818 recognized during the period ended June 30, 2023.